Leases - Summary of changes in right of use assets (Detail) $ in Millions	12 Months Ended
Jan. 31, 2020 CAD ($)
Leases [Line Items]
Beginning balance	$ 192.4
Additions	46.5
Depreciation	(32.3)
Effect of foreign currency exchange rate changes	(0.9)
Other	9.0
Ending balance	214.7
Building & land
Leases [Line Items]
Beginning balance	171.4
Additions	38.8
Depreciation	(24.4)
Effect of foreign currency exchange rate changes	(0.9)
Other	13.3
Ending balance	198.2
Equipment
Leases [Line Items]
Beginning balance	20.0
Additions	7.7
Depreciation	(7.7)
Other	(3.7)
Ending balance	16.3
Other
Leases [Line Items]
Beginning balance	1.0
Depreciation	(0.2)
Other	(0.6)
Ending balance	$ 0.2